Deposits	12 Months Ended
Mar. 31, 2026
Deposits [Abstract]
Deposits	DEPOSITS
At March 31, 2025 and 2026, the aggregate amount of time deposit accounts (including CDs) in denominations that meet or exceed the insured limit were ¥69,396,042 million and ¥76,858,340 million, respectively. These time deposits included domestic time deposits in denominations that meet or exceed the limit stipulated by the Deposit Insurance Act in Japan, which is ¥10 million, and foreign time deposits in denominations that meet or exceed any country-specific insurance fund limit.
The maturity information at March 31, 2026 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥37,037,913	¥40,424,172
Due after one year through two years	3,730,654	514,655
Due after two years through three years	2,107,465	141,238
Due after three years through four years	625,553	25,356
Due after four years through five years	602,508	15,860
Due after five years	859,518	16,492
Total	¥44,963,611	¥41,137,773